Prepayments, Other Receivables and Other Current Assets	12 Months Ended
Sep. 30, 2025
Prepayments, Other Receivables and Other Current Assets [Abstract]
Prepayments, other receivables and other current assets

(4) Prepayments, other receivables and other current assets

Prepayments, other receivables and other current assets consisted of the following as of September 30, 2025, and 2024:

	2025	2024
Deposits and prepayments	$105,845	$77,538
Advance to suppliers	3,281,246	460,657
	$3,387,091	$538,195